UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                 Investment Company Act file number  811-09917
                                                    -----------



                        SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)



                     SENTINEL ADMINISTRATIVE SERVICE COMPANY
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)



                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end:  12/31/04
                         ---------------



Date of reporting period: 09/30/04
                         ---------------

ITEM 1. SCHEDULE OF INVESTMENTS.


  SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND
  INVESTMENT IN SECURITIES
  AT SEPTEMBER 30, 2004

  -----------------------------------------------------------------------------
                                                  SHARES               VALUE
                                                                      (NOTE 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 95.3%
  CONSUMER DISCRETIONARY 8.6%
* Comcast Corp. - Class A                         45,000            $ 1,256,400
  Gap, Inc.                                       30,000                561,000
  Hilton Hotels Corp.                             14,200                267,528
  McGraw-Hill Cos., Inc.                           4,700                374,543
* Time Warner, Inc.                               65,000              1,049,100
  TJX Cos.                                        25,000                551,000
  Yum Brands, Inc.                                14,000                569,240
                                                                    -----------
                                                                      4,628,811
                                                                    -----------
  CONSUMER STAPLES 8.4%
  Altria Group, Inc.                              16,000                752,640
  Colgate Palmolive Co.                           12,000                542,160
  Diageo plc (ADR)                                15,000                756,450
  Kimberly-Clark Corp.                            12,000                775,080
  Kraft Foods, Inc.                               40,000              1,268,800
  Wrigley (Wm.) Jr. Co.                            6,500                411,515
                                                                    -----------
                                                                      4,506,645
                                                                    -----------
  ENERGY 11.4%
* BJ Services Co.                                  6,300                330,183
  ChevronTexaco Corp.                             14,294                766,730
  Encana Corp.                                     6,100                282,430
  EOG Resources, Inc.                              8,300                546,555
  Exxon Mobil Corp.                               17,000                821,610
  GlobalSantaFe Corp.                             15,500                475,075
  Noble Energy, Inc.                               7,200                419,328
  Pioneer Natural Resources Co.                   15,300                527,544
* Pride Int'l., Inc.                              30,000                593,700
  Schlumberger Ltd.                               13,958                939,513
* Weatherford Int'l., Inc.                         8,200                418,364
                                                                    -----------
                                                                      6,121,032
                                                                    -----------
  FINANCIALS 16.6%
  American Express Co.                             8,813                453,517
  American Int'l. Group                           16,000              1,087,840
  Bank of America Corp.                           14,716                637,644
  Bank of New York, Inc.                          17,000                495,890
  Citigroup, Inc.                                 31,000              1,367,720
  Goldman Sachs Group                              2,900                270,396
  Marsh & McLennan Cos.                           25,000              1,144,000
  Mellon Financial Corp.                          20,000                553,800
  Morgan Stanley                                   7,600                374,680
  PNC Financial Services Group, Inc.              11,000                595,100
  St. Paul Travelers Cos., Inc.                   23,534                778,034
  U.S. Bancorp                                    15,000                433,500
  Washington Mutual, Inc.                          5,300                207,124
  Wells Fargo & Co.                                8,900                530,707
                                                                    -----------
                                                                      8,929,952
                                                                    -----------

  HEALTH CARE 17.4%
  Baxter Int'l., Inc.                             35,000              1,125,600
* Chiron Corporation                              17,000                751,400
  Cigna Corp.                                      3,900                271,557
  Guidant Corp.                                   15,000                990,600
  HCA, Inc.                                       22,000                839,300
  Johnson & Johnson                               30,000              1,689,900
* Laboratory Corp.                                11,000                480,920
  Lilly, Eli & Co.                                13,700                822,685
  McKesson Corp.                                  14,200                364,230
  Medtronic, Inc.                                 21,000              1,089,900
  Pfizer, Inc.                                    30,900                945,540
                                                                    -----------
                                                                      9,371,632
                                                                    -----------
  INDUSTRIALS 12.7%
  Boeing Co.                                       7,100                366,502
  General Dynamics Corp.                           6,000                612,600
  General Electric Co.                            31,400              1,054,412
  Honeywell Int'l., Inc.                          22,100                792,506
  Northrop Grumman Corp.                          17,900                954,607
* Quanta Services, Inc.                           10,000                 60,500
  Rockwell Automation, Inc                        11,300                437,310
  Tyco Int'l. Ltd.                                30,600                938,196
  Union Pacific Corp.                              8,100                474,660
  United Technologies Corp.                        7,000                653,660
  Waste Management, Inc.                          18,000                492,120
                                                                    -----------
                                                                      6,837,073
                                                                    -----------
  INFORMATION TECHNOLOGY 12.2%
* Accenture Ltd. Bermuda - Class A                14,000                378,700
  Analog Devices, Inc.                             6,900                267,582
* Applied Materials, Inc.                         23,400                385,866
  Electronic Data Systems                         16,800                325,752
* EMC Corp.                                       33,900                391,206
  First Data Corp.                                19,300                839,550
  Int'l. Business Machines                         9,500                814,530
  Microsoft Corp.                                 36,000                995,400
  Motorola, Inc.                                  25,000                451,000
  Nokia Corp.                                     40,000                548,800
  Oracle Corp.                                    26,000                293,280
  Seagate Technology                              25,000                338,000
  Texas Instruments                               25,000                532,000
                                                                    -----------
                                                                      6,561,666
                                                                    -----------
  MATERIALS 7.3%
  Alcan, Inc.                                      7,000                334,600
  Dupont (EI) de Nemours                          20,000                856,000
  Freeport McMoran Copper & Gold                  21,900                886,950
  Int'l. Paper Co.                                26,000              1,050,660
  Newmont Mining Corp.                            17,300                787,669
                                                                    -----------
                                                                      3,915,879
                                                                    -----------

  UTILITIES 0.7%
  Entergy Corp.                                    6,600                400,026
                                                                    -----------
  TOTAL COMMON STOCKS
  (COST $45,559,125)                                                 51,272,715
                                                                    -----------

  -----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT          VALUE
                                                (M=$1,000)            (NOTE 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 3.5%
  Federal Home Loan Bank Discount Note
  1.65%, 10/01/2004
  (COST $1,900,000)                               1,900M              1,900,000
                                                                    -----------

  TOTAL INVESTMENTS
  (COST $47,459,125)**                                               53,172,715

  EXCESS OF OTHER ASSETS
    OVER LIABILITIES 1.2%                                               674,970
                                                                    -----------
  NET ASSETS                                                        $53,847,685
                                                                    ===========

  -----------------------------------------------------------------------------

      *     Non-income producing.

      ** Cost for federal income tax purposes is substantially similar. At September 30, 2004 unrealized appreciation for federal income tax purposes aggregated $5,713,590 of which $6,916,973 related to appreciated securities and $1,203,383 related to depreciated securities.

      (ADR) - American Depository Receipt

  SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND
  INVESTMENT IN SECURITIES
  at September 30, 2004

  -----------------------------------------------------------------------------
                                                  SHARES               VALUE
                                                                      (Note 1)
  -----------------------------------------------------------------------------

  COMMON STOCKS 100.3%
  CONSUMER DISCRETIONARY 9.2%
* AutoZone, Inc.                                      70            $     5,408
* Bed Bath & Beyond, Inc.                            230                  8,535
  Best Buy Co., Inc.                                 250                 13,560
  Black & Decker Corp.                                60                  4,646
* Coach, Inc.                                        140                  5,939
  Delphi Automotive Systems                          430                  3,995
  Dollar General Corp.                               250                  5,038
  Dow Jones & Co., Inc.                               66                  2,680
* Ebay, Inc.                                         510                 46,889
  Family Dollar Stores, Inc.                         130                  3,523
  Fortune Brands, Inc.                               110                  8,150
  Gap, Inc.                                          690                 12,903
  Harley-Davidson, Inc.                              231                 13,731
  Home Depot                                       1,680                 65,856
  Int'l. Game Technology                             260                  9,347
  Knight Ridder, Inc.                                 60                  3,927
* Kohl's Corp.                                       265                 12,770
  Lowe's Cos., Inc.                                  600                 32,610
  Maytag Corp.                                        60                  1,102
  McGraw-Hill Cos., Inc.                             150                 11,954
  Meredith Corp.                                      40                  2,055
  New York Times Co.- Class A                        110                  4,301
  Nike, Inc.                                         200                 15,760
  Omnicom Group, Inc.                                144                 10,521
  Radioshack Corp.                                   119                  3,408
  Sherwin-Williams                                   110                  4,836
  Staples, Inc.- Class B                             380                 11,332
* Starbucks Corp.                                    310                 14,093
  TJX Companies, Inc.                                370                  8,155
  Yum Brands, Inc.                                   224                  9,108
                                                                    -----------
                                                                        356,132
                                                                    -----------
  CONSUMER STAPLES 19.3%
  Altria Group, Inc.                               1,570                 73,853
  Anheuser-Busch Co., Inc.                           611                 30,519
  Avon Products, Inc.                                362                 15,812
  Brown Forman Corp. - Class B                        90                  4,122
  Campbell Soup Co.                                  314                  8,255
  Clorox Co.                                         160                  8,528
  Coca-Cola Co.                                    1,865                 74,693
  Colgate Palmolive Co.                              405                 18,298
  Gillette Co.                                       769                 32,098
  Heinz, H.J. Co.                                    264                  9,509
  Hershey Foods Corp.                                190                  8,875
  Kellogg Co.                                        315                 13,438
  Kimberly-Clark Corp.                               380                 24,544
  McCormick & Company, Inc.                          100                  3,434
  Pepsi Bottling Group                               190                  5,159
  PepsiCo, Inc.                                    1,300                 63,245
  Procter & Gamble Co.                             1,950                105,534
  Sara Lee Corp.                                     602                 13,762
  Sysco Corp.                                        484                 14,481
  UST, Inc.                                          126                  5,073
  Walgreen Co.                                       786                 28,162
  Wal-Mart Stores, Inc.                            3,251                172,953
  Wrigley (Wm.) Jr. Co.                              170                 10,763
                                                                    -----------
                                                                        745,110
                                                                    -----------

  ENERGY 1.2%
  BJ Services Co.                                    120                  6,289
  Halliburton Co.                                    340                 11,455
  Schlumberger Ltd.                                  450                 30,290
                                                                    -----------
                                                                         48,034
                                                                    -----------

  FINANCIALS 4.2%
  American Express Co.                               970                 49,916
  Fannie Mae                                         740                 46,916
  Federated Investors, Inc.- Class B                  80                  2,275
  Marsh & McLennan Cos., Inc.                        400                 18,304
  Moody's Corp.                                      116                  8,497
  North Fork Bancorporation, Inc.                    130                  5,779
  Simon Property Group, Inc.                         160                  8,581
  SLM Corp.                                          336                 14,986
  T. Rowe Price Group                                100                  5,094
                                                                    -----------
                                                                        160,348
                                                                    -----------
  HEALTH CARE 22.3%
  Abbott Labs                                      1,193                 50,535
  Allergan, Inc.                                     100                  7,255
* Amgen, Inc.                                        972                 55,093
  Bard, C.R., Inc.                                    80                  4,530
  Baxter Int'l., Inc.                                470                 15,115
  Becton Dickinson & Co.                             190                  9,823
  Biomet, Inc.                                       200                  9,376
* Boston Scientific Corp.                            650                 25,825
  Bristol-Myers Squibb Co.                         1,493                 35,339
  Cardinal Health, Inc.                              330                 14,444
* Express Scripts, Inc.                               60                  3,920
* Forest Labs, Inc.                                  284                 12,774
* Gilead Sciences, Inc.                              330                 12,335
  Guidant Corp.                                      243                 16,048
  IMS Health, Inc.                                   178                  4,258
  Johnson & Johnson                                2,277                128,263
  Lilly, Eli & Co.                                   869                 52,183
  Medtronic, Inc.                                    926                 48,059
  Merck & Co., Inc.                                1,701                 56,133
* Millipore Corp.                                     35                  1,675
  Mylan Labs, Inc.                                   200                  3,600
  Pfizer, Inc.                                     5,785                177,021
* St. Jude Medical, Inc.                             140                 10,538
  Stryker Corp.                                      310                 14,905
  UnitedHealth Group, Inc.                           510                 37,607
  Wyeth                                            1,022                 38,223
* Zimmer Holdings, Inc.                              191                 15,097
                                                                    -----------
                                                                        859,974
                                                                    -----------

  INDUSTRIALS 14.8%
  3M Company                                         600                 47,981
* American Standard Cos., Inc.                       160                  6,226
* Apollo Group, Inc.- Class A                        150                 11,006
  Avery Dennison Corp.                                89                  5,854
  Block, H & R, Inc.                                 130                  6,425
  Boeing Co.                                         640                 33,037
  Caterpillar, Inc.                                  270                 21,722
  Cintas Corp.                                       130                  5,465
  Danaher Corp.                                      240                 12,307
* Delta Air Lines, Inc.                               90                    296
  Deluxe Corp.                                        40                  1,641
  Emerson Electric Co.                               320                 19,805
  Equifax, Inc.                                      105                  2,768
  General Electric Co.                             8,097                271,896
* Monster Worldwide, Inc.                             90                  2,218
* Navistar Int'l. Corp.                               50                  1,860
  Pitney Bowes, Inc.                                 180                  7,938
  Robert Half Int'l., Inc.                           130                  3,350
  Rockwell Collins, Inc.                             140                  5,200
  United Parcel Service, Inc. - Class B              860                 65,291
  United Technologies Corp.                          400                 37,352
                                                                    -----------
                                                                        569,638
                                                                    -----------
  INFORMATION TECHNOLOGY 25.8%
  Adobe Systems, Inc.                                187                  9,251
* Agilent Technologies, Inc.                         370                  7,981
* Altera Corp.                                       282                  5,519
  Analog Devices, Inc.                               289                 11,207
* Applied Materials, Inc.                          1,300                 21,437
  Autodesk, Inc.                                      90                  4,377
  Automatic Data Processing                          453                 18,718
* Avaya, Inc.                                        340                  4,740
* Broadcom Corp.                                     240                  6,550
* Cisco Systems, Inc.                              5,176                 93,685
* Citrix Systems, Inc.                               120                  2,102
* Dell, Inc.                                       1,913                 68,103
* Electronic Arts, Inc.                              230                 10,578
  First Data Corp.                                   660                 28,710
  Intel Corp.                                      4,913                 98,555
  Int'l. Business Machines                         1,284                110,090
* Intuit, Inc.                                       150                  6,810
* KLA-Tencor Corp.                                   150                  6,222
* Lexmark Int'l., Inc. - Class A                      98                  8,233
  Linear Technology                                  235                  8,516
* Lucent Technologies                              3,300                 10,461
  Maxim Integrated Products, Inc.                    250                 10,573
* Mercury Interactive Corp.                           72                  2,511
  Microsoft Corp.                                  8,336                230,490
* National Semiconductor Corp.                       270                  4,182
* Network Appliance, Inc.                            266                  6,118
* Oracle Corp.                                     3,958                 44,646
* Parametric Technology Corp.                        200                  1,056
  Paychex, Inc.                                      288                  8,683
* PMC-Sierra, Inc.                                   130                  1,145
  Qualcomm, Inc.                                   1,250                 48,800
* Solectron Corp.                                    730                  3,614
* Symantec Corp.                                     240                 13,171
  Symbol Technologies                                180                  2,275
* Teradyne, Inc.                                     140                  1,876
  Texas Instruments, Inc.                          1,320                 28,090
* Waters Corp.                                        90                  3,969
  Xilinx, Inc.                                       264                  7,128
* Yahoo!, Inc.                                     1,044                 35,402
                                                                    -----------
                                                                        995,574
                                                                    -----------

  MATERIALS 2.7%
  Allegheny Technologies, Inc.                        70                  1,278
  Ball Corp.                                          90                  3,369
  Dow Chemical Co.                                   720                 32,529
  Dupont (EI) de Nemours                             770                 32,955
  Ecolab, Inc.                                       200                  6,288
  Freeport McMoran Copper & Gold - Class B           140                  5,670
* Hercules, Inc.                                      80                  1,140
  Int'l. Flavors & Fragrances                         70                  2,674
* Pactiv Corp.                                       110                  2,558
  Praxair, Inc.                                      250                 10,685
* Sealed Air Corp.                                    60                  2,781
  Sigma Aldrich Corp.                                 50                  2,900
                                                                    -----------
                                                                        104,827
                                                                    -----------
  TELECOMMUNICATION SERVICES 0.7%
* Nextel Communications, Inc.                        854                 20,359
* Qwest Communication Int'l                        1,390                  4,629
                                                                    -----------
                                                                         24,988
                                                                    -----------
  UTILITIES 0.1%
* AES Corp.                                          490                  4,895
                                                                    -----------

  TOTAL COMMON STOCKS
  (Cost $3,315,398)**                                                 3,869,520

  EXCESS OF LIABILITIES
    OVER OTHER ASSETS (0.3%)                                            (10,493)
                                                                    -----------
  NET ASSETS                                                        $ 3,859,027
                                                                    ===========

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At September 30, 2004 net unrealized appreciation for federal income tax purposes aggregrated $554,122 of which $661,285 related to appreciated securities and $107,163 related to depreciated securities.

  SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND
  INVESTMENT IN SECURITIES
  AT SEPTEMBER 30, 2004

  -----------------------------------------------------------------------------
                                                                       VALUE
                                                  SHARES              (Note 1)
  -----------------------------------------------------------------------------

  COMMON STOCKS 100.1%
  CONSUMER DISCRETIONARY 25.4%
* A.C. Moore Arts & Crafts, Inc.                   8,480            $   209,710
* Amazon.com, Inc.                                 4,650                189,999
  Applebee's Int'l., Inc.                          8,095                204,642
  Best Buy Co., Inc.                               5,740                311,338
* B.J.'s Restaurants, Inc.                         8,800                139,656
* Cheesecake Factory, Inc.                         2,200                 95,480
* Coach, Inc.                                      4,240                179,861
* Dicks Sporting Goods, Inc.                      10,560                376,147
* EBay, Inc.                                       3,610                331,903
* Fossil, Inc.                                    11,400                352,716
  GTECH Holdings Corp.                            15,420                390,434
* Guitar Center, Inc.                              2,870                124,271
  Harman Int'l. Industries                         1,210                130,378
  Hilton Hotels Corp.                              8,200                154,488
  Int'l. Game Technology                           5,610                201,680
  Leggett & Platt, Inc.                            8,800                247,280
  Marriott Int'l., Inc.                            5,100                264,996
* Netflix, Inc.                                   13,180                203,236
* NVR, Inc.                                          350                192,850
  Outback Steakhouse, Inc.                         3,810                158,229
  Petsmart, Inc.                                   6,360                180,560
  Royal Caribbean Cruises Ltd.                     5,780                252,008
* Select Comfort Corp.                            20,960                381,472
* Sirius Satellite Radio, Inc.                    51,760                165,632
  Staples, Inc.                                    6,910                206,056
  Station Casinos, Inc.                            3,100                152,024
* Timberland Co.                                   3,580                203,344
  TJX Cos.                                         9,360                206,294
* XM Satellite Radio Holdings, Inc.                9,760                302,755
                                                                    -----------
                                                                      6,509,440
                                                                    -----------

  ENERGY 8.1%
  B.J. Services Co.                                4,900                256,809
* Cooper Cameron Corp.                             4,760                261,038
  Devon Energy Corp.                               3,510                249,245
  EOG Resources, Inc.                              3,910                257,474
* Pride Int'l., Inc.                              10,000                197,900
* Smith Int'l., Inc.                               3,200                194,336
  Tidewater, Inc.                                  3,990                129,874
* Varco Int'l., Inc.                               9,880                264,982
  XTO Energy, Inc.                                 8,076                262,308
                                                                    -----------
                                                                      2,073,966
                                                                    -----------

  FINANCIALS 5.3%
  HCC Insurance Holdings, Inc.                     8,530                257,180
  Investors Financial Services Corp.               3,230                145,770
  Legg Mason, Inc.                                 2,280                121,457
  North Fork Bancorporation, Inc.                  1,500                 66,675
  Progressive Corp., Ohio                          2,130                180,517
  Renaissance Re Holdings Ltd.                     4,070                209,931
  SLM Corp.                                        8,710                388,466
                                                                    -----------
                                                                      1,369,996
                                                                    -----------

  HEALTH CARE 17.3%
* Advanced Medical Optics, Inc.                    3,900                154,323
* Amgen, Inc.                                      4,100                232,388
* Anthem, Inc.                                       800                 69,800
  Beckman Coulter, Inc.                            4,600                258,152
  Biomet, Inc.                                     4,800                225,024
* Boston Scientific Corp.                          3,510                139,452
* Caremark RX., Inc.                              10,090                323,586
* Celgene Corp.                                    2,200                128,106
  Cooper Companies, Inc.                             900                 61,695
* Coventry Health Care, Inc.                       3,290                175,587
* Endo Pharmacueticals Hldgs., Inc.               17,800                326,719
* Express Scripts, Inc.                            3,190                208,435
* Fisher Scientific Int'l., Inc.                   5,200                303,316
* Forest Labs, Inc.                                6,260                281,575
* Gilead Sciences, Inc.                            6,340                236,989
* Laboratory Corp.                                 7,220                315,658
* Patterson Dental Co.                             2,400                183,744
* Pharmaceutical Product Dev., Inc.                8,400                302,400
  Stryker Corp.                                    4,720                226,938
  UnitedHealth Group, Inc.                         2,700                199,098
* Wellpoint Health Network                           600                 63,054
                                                                    -----------
                                                                      4,416,039
                                                                    -----------

  INDUSTRIALS 10.7%
  C.H. Robinson Worldwide, Inc.                    4,470                207,363
  Corporate Executive Board Co.                    5,070                310,487
* Corrections Corp.                                6,300                222,768
  Danaher Corp.                                    3,640                186,659
  Donaldson Co., Inc.                              8,000                227,120
  Donnelley RR & Sons Co.                          4,770                149,396
  General Dynamics Corp.                           1,500                153,150
* Laureate Education, Inc.                         4,950                184,239
  Manpower, Inc.                                   2,920                129,911
  Republic Services, Inc.                          6,840                203,558
  Roper Industries, Inc.                           5,440                312,582
  Timken Co.                                      13,410                330,154
* West Corp.                                       3,970                115,646
                                                                    -----------
                                                                      2,733,033
                                                                    -----------

  INFORMATION TECHNOLOGY 26.1%
  Adobe Systems, Inc.                              6,940                343,322
* Aeroflex, Inc.                                  28,550                301,773
* Altera Corp.                                     9,110                178,283
* Apple Computer, Inc.                             1,700                 65,875
* Ask Jeeves, Inc.                                 8,400                274,764
  Autodesk, Inc.                                   3,500                170,205
* Avid Technologies, Inc.                          5,500                257,785
* Broadcom Corp. - Class A                        10,920                298,007
* Cisco Systems, Inc.                              7,840                141,904
* Cognizant Tech. Solutions Corp.                  9,920                302,659
* Corning, Inc.                                   22,460                248,857
* Cree, Inc.                                      10,480                319,954
* Dell, Inc.                                      10,810                384,836
* Digital River, Inc.                              9,700                288,866
* F5 Networks, Inc.                                9,100                277,186
  Intel Corp.                                      7,570                151,854
* Juniper Networks, Inc.                           9,970                235,292
* KLA-Tencor Corp.                                 7,380                306,122
* Marvell Technology Group, Ltd.                   7,220                188,659
  Maxim Integrated Products                        5,790                244,859

  Microchip Technology, Inc.                       8,150                218,746
* Network Appliance Corp.                          9,550                219,650
* Novellus Systems, Inc.                          11,540                306,849
* Oracle Corp.                                    17,490                197,287
* Qlogic Corp.                                     1,320                 39,085
* Research In Motion Limited                       3,140                239,708
* Yahoo!, Inc.                                    14,020                475,418
                                                                    -----------
                                                                      6,677,806
                                                                    -----------

  MATERIALS 5.4%
  Freeport McMoran Copper & Gold                   7,500                303,750
  Newmont Mining Corp.                             2,800                127,484
  Packaging Corp. of  America                     11,800                288,746
  Peabody Energy Corp.                             5,270                313,565
* Scotts Co. - Class A                             5,490                352,184
                                                                    -----------
                                                                      1,385,729
                                                                    -----------
  TELECOMMUNICATION SERVICES 1.8%
* Nextel Partners, Inc.                           20,600                341,548
  Telephone & Data Systems, Inc.                   1,500                126,255
                                                                    -----------
                                                                        467,803
                                                                    -----------

  TOTAL COMMON STOCKS
  (Cost $21,714,914)**                                               25,633,811

  EXCESS OF LIABILITIES
    OVER OTHER ASSETS (0.1%)                                            (19,300)
                                                                    -----------
  NET ASSETS                                                        $25,614,511
                                                                    ===========

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At September 30, 2004 net unrealized appreciation for federal income tax purposes aggregrated $3,918,897 of which $4,593,687 related to appreciated securities and $674,790 related to depreciated securities.

  SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND
  INVESTMENT IN SECURITIES
  AT SEPTEMBER 30, 2004

  -----------------------------------------------------------------------------
                                                  Shares               Value
                                                                      (Note 1)
  -----------------------------------------------------------------------------

  COMMON STOCKS 91.5%
  CONSUMER DISCRETIONARY 11.8%
* A.C. Moore Art & Craft, Inc.                    20,100            $   497,073
  ADVO, Inc.                                      13,900                430,066
  Bob Evans Farms, Inc.                           24,500                665,420
  Fred's, Inc.                                    40,000                718,400
  Harte-Hanks, Inc.                               29,000                725,290
  Lee Enterprises, Inc.                            5,500                254,870
  Lone Star Steakhouse Saloon                     20,100                519,183
  Regis Corp.                                     16,900                679,718
* Timberland Co.                                  12,200                692,960
  Unifirst Corp.                                  15,200                434,720
                                                                    -----------
                                                                      5,617,700
                                                                    -----------

  CONSUMER STAPLES 8.5%
* BJ's Wholesale Club, Inc.                        8,700                237,858
  Casey's General Stores, Inc.                    28,000                520,520
  Church & Dwight, Inc.                           28,500                799,710
* Hain Celestial Group, Inc.                      37,000                654,160
  Lancaster Colony Corp.                          11,900                501,764
* Performance Food Group Co.                      33,000                782,100
  Sensient Technologies Corp.                     23,900                517,196
                                                                    -----------
                                                                      4,013,308
                                                                    -----------

  ENERGY 6.4%
  Cabot Oil & Gas Corp. - Class A                  7,500                336,750
  Carbo Ceramics, Inc.                             3,000                216,420
* Core Laboratories                               15,000                368,850
  Magnum Hunter Resources, Inc.                   35,000                403,900
* Remington Oil & Gas Corp.                       11,500                301,875
* Superior Energy Services, Inc.                  60,000                775,200
* TETRA Technologies, Inc.                        12,500                388,125
  Western Gas Resources, Inc.                      8,500                243,015
                                                                    -----------
                                                                      3,034,135
                                                                    -----------
  EQUITY FUNDS  4.6%
  iShares S&P Smallcap 600                        15,000              2,163,600
                                                                    -----------

  FINANCIALS 11.3%
  Arthur J. Gallagher & Co.                       13,000                430,690
  East West Bancorp, Inc.                         10,000                335,900
  First Midwest Bankcorp                          10,000                345,600
  Frontier Financial Corp.                         9,700                342,410
  Fulton Financial Corp. PA                       13,650                292,110
  HCC Insurance Holdings, Inc.                    22,000                663,300
  Healthcare Realty Trust                         15,118                590,206
  Hilb Rogal  & Hobbs Co.                          6,500                235,430
  Independent Bank Corp                           11,000                340,010
  Main Street Banks, Inc.                         10,200                312,120
  RLI Corp.                                       13,000                488,150
  Sun Communities, Inc.                           13,372                524,049
  UCBH Holdings, Inc.                              3,000                117,210
  Wilmington Trust Corp.                          10,000                362,100
                                                                    -----------
                                                                      5,379,285
                                                                    -----------

  HEALTH CARE 15.1%
* Advanced Neuromodulation Systems                10,000                303,500
* ANDRX Corp.                                     17,000                380,120
* Arthrocare Corp.                                13,800                404,202
* Bio Rad Labs, Inc.                              10,000                511,000
* Biosite, Inc.                                   15,000                734,400
* Cerner Corp.                                     8,000                346,080
  Diagnostic Products Corp.                       15,500                633,485
* Edwards LifeSciences Corp.                      10,300                345,050
* ICU Med., Inc.                                  26,000                677,040
* IDX Systems Corp.                                9,900                321,255
* Immucor, Inc.                                   12,000                297,000
* Integra Lifesciences Holdings                   12,000                385,320
* Lifepoint Hospitals, Inc.                       15,500                465,155
* SeroLogicals Corp.                              25,000                583,250
* Sybron Dental Specialties, Inc.                  8,500                252,365
* Wilson Greatbatch Technologies                  28,200                504,498
                                                                    -----------
                                                                      7,143,720
                                                                    -----------

  INDUSTRIALS 15.8%
  ABM Industries, Inc.                            37,500                755,625
  Clarcor, Inc.                                   15,700                748,419
* Costar Group, Inc.                               8,400                413,196
* CUNO, Inc.                                       8,500                490,875
  Donaldson, Inc.                                 16,400                465,596
* Esco Technologies, Inc.                          6,800                460,768
  G&K Services, Inc. - Class A                    10,500                417,270
  Heico Corp. - Class A                           30,000                404,400
  Lindsay Mfg. Co.                                 9,500                254,885
  MSC Industrial Direct  Co., Inc.                 8,000                272,640
* SOURCECORP, Inc.                                31,000                686,340
  Teleflex, Inc.                                  17,500                743,750
  Thomas Industrials, Inc.                         9,500                298,300
* Waste Connections, Inc.                         18,000                570,240
* West Corp.                                      17,000                495,210
                                                                    -----------
                                                                      7,477,514
                                                                    -----------
  INFORMATION TECHNOLOGY 15.1%
* Activision, Inc.                                25,000                346,750
* Ansys, Inc.                                      5,600                278,488
* Bisys Group, Inc.                               49,000                715,890
* Ceridian Corp.                                  31,500                579,915
* Digital Insight Corp.                           25,000                340,750
* Digitas, Inc.                                   60,000                463,800
* Hyperion Solutions Corp.                         7,000                237,930
* Integrated Circuit Systems, Inc.                10,000                215,000
* Kronos, Inc.                                     7,500                332,175
* Lawson Software, Inc.                           50,000                280,000
* Manhatten Associates, Inc.                      12,000                293,040
* MAXIMUS, Inc.                                   10,000                288,100
  Methode Electronics, Inc.                       29,000                370,910
* Mettler Toledo Int'l.                            7,000                330,540
* Millipore Corp.                                  5,500                263,175
* Perot Systems Corp.                             56,000                899,360
* Rogers Corp.                                     8,300                352,667
* Semtech Corp.                                   13,000                249,210
* Serena Software, Inc.                           18,000                301,140
                                                                    -----------
                                                                      7,138,840
                                                                    -----------

  MATERIALS 2.9%
  Aptargroup, Inc.                                10,000                439,700
  Ferro Corp.                                     22,000                479,820
  Macdermid, Inc.                                 16,000                463,360
                                                                    -----------
                                                                      1,382,880
                                                                    -----------

  TOTAL COMMON STOCKS
    (Cost $37,370,997)                                               43,350,982
                                                                    -----------

  -----------------------------------------------------------------------------
                                             Principal Amount          Value
                                               (M = $1,000)           (Note 1)
  -----------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 4.2%
  Toyota Motor Credit Corp.
  1.59%, 10/05/04
  (Cost $1,999,647)                               2,000M              1,999,647
                                                                    -----------

  U.S. GOVERNMENT AGENCY OBLIGATIONS 4.2%
  Federal Home Loan Bank Discount Note
  1.65%, 10/01/04
  (Cost $2,000,000)                               2,000M              2,000,000
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $41,370,644)**                                             47,350,629

  EXCESS OF OTHER ASSETS
    OVER LIABILITIES 0.1%                                                44,984
                                                                    -----------

  NET ASSETS                                                        $47,395,613
                                                                    ===========
  -----------------------------------------------------------------------------

*     Non-Income producing

** Cost for federal income tax purposes is substantially similar. At September 30, 2004 net unrealized appreciation for federal income tax purposes aggregated $5,979,985 of which $7,747,582 related to appreciated securities and $1,767,597 related to depreciated securities.

  SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND
  INVESTMENT IN SECURITIES
  at September 30, 2004

  --------------------------------------------------------------------------------------------------------
                                                        Coupon   Maturity   Principal Amoumt      Value
                                                                               (M=$1,000)        (Note 1)
  --------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 32.0%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 19.6%
  Collateralized Mortgage Obligations:
  FHR 2691 LD                                            5.5%    11/15/28        1,500 M       $ 1,540,905
  FHR 2708 DE                                            5.5%    11/15/28        1,000 M         1,023,490
  FHR 2283 PD                                            7%      02/15/31          555 M           592,046
                                                                                               -----------
                                                                                                 3,156,441
                                                                                               -----------
  Mortgage-Backed Securities:
  30-year:
  FHLMC A12017                                           5.5%    8/1/33            795 M           807,683
                                                                                               -----------

  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                   3,964,124
                                                                                               -----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION 12.4%
  Collateralized Mortgage Obligations:
  FNR 2002-5 PJ                                          6%      10/25/21        1,000 M         1,047,280
                                                                                               -----------

  Mortgage-Backed Securities:
  15-year:
  FNMA 771162                                            5%      01/01/19          937 M           953,889
                                                                                               -----------

  30-year:
  FNMA 786605                                            6%      8/1/34            499 M           517,120
                                                                                               -----------

  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                    2,518,289
                                                                                               -----------

  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $6,463,431)                                                                            6,482,413
                                                                                               -----------

  BONDS 2.6%
  AUTOMOTIVE 1.2%
  Ford Motor Co.                                         7.45%,  07/16/31          250 M           245,938
                                                                                               -----------

  FINANCIAL INSTITUTIONS 1.4%
  Genworth Financial, Inc.                               6.5%,   6/15/34           250 M           270,312
                                                                                               -----------
  TOTAL BONDS
    (Cost $480,144)                                                                                516,250
                                                                                               -----------

  -----------------------------------------------------------------------------
                                                  Shares               Value
                                                                      (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 60.7%
  CONSUMER DISCRETIONARY 5.6%
* Comcast Corp. - Class A                         12,000                335,040
  Gap, Inc.                                        6,000                112,200
  Hilton Hotels Corp.                              3,500                 65,940
  Mcgraw-Hill Cos., Inc.                           1,200                 95,628
* Time Warner, Inc.                               18,000                290,520
  TJX Cos.                                         5,000                110,200
  Yum Brands, Inc.                                 3,000                121,980
                                                                    -----------
                                                                      1,131,508
                                                                    -----------
  CONSUMER STAPLES 5.2%
  Altria Group, Inc.                               3,000                141,120
  Colgate Palmolive Co.                            3,000                135,540

  Diageo plc (ADR)                                 3,000                151,290
  Gillette Co.                                     1,400                 58,436
  Kimberly-Clark Corp.                             2,500                161,475
  Kraft Foods, Inc.                               10,000                317,200
  Wrigley (Wm.) Jr. Co.                            1,500                 94,965
                                                                    -----------
                                                                      1,060,026
                                                                    -----------
  ENERGY 7.7%
  B.J. Services Co.                                1,400                 73,374
  ChevronTexaco Corp.                              3,200                171,648
  Encana Corp.                                     1,500                 69,450
  EOG Resources, Inc.                              1,800                118,530
  Exxon Mobil Corp.                                4,500                217,485
  GlobalSantaFe Corp.                              4,000                122,600
  Noble Energy, Inc.                               1,600                 93,184
  Pioneer Natural Resources Co.                    4,100                141,368
* Pride Int'l., Inc.                               9,400                186,026
  Schlumberger Ltd.                                4,000                269,240
* Weatherford Int'l., Inc.                         1,800                 91,836
                                                                    -----------
                                                                      1,554,741
                                                                    -----------
  FINANCIALS 10.7%
  American Express Co.                             1,700                 87,482
  American Int'l. Group                            4,200                285,558
  Bank of America Corp.                            3,200                138,656
  Bank of New York, Inc.                           3,800                110,846
  Citigroup, Inc.                                  8,000                352,960
  Goldman Sachs Group, Inc.                          600                 55,944
  Marsh & McLennan Cos.                            6,000                274,560
  Mellon Financial Corp.                           5,000                138,450
  Morgan Stanley                                   1,700                 83,810
  PNC Financial Services Group, Inc.               3,000                162,300
  St. Paul Travelers Cos., Inc.                    5,683                187,880
  U.S. Bancorp                                     3,400                 98,260
  Washington Mutual, Inc.                          1,500                 58,620
  Wells Fargo & Co.                                2,300                137,149
                                                                    -----------
                                                                      2,172,475
                                                                    -----------
  HEALTH CARE 11.5%
  Baxter Int'l., Inc.                              8,000                257,280
* Chiron Corp.                                     6,200                274,040
  Cigna Corp.                                        900                 62,667
  Guidant Corp.                                    3,500                231,140
  HCA, Inc.                                        6,000                228,900
  Johnson & Johnson                                7,000                394,310
* Laboratory Corp.                                 2,500                109,300
  Lilly, Eli & Co.                                 3,100                186,155
  McKesson Corp.                                   3,100                 79,515
  Medtronic, Inc.                                  5,500                285,450
  Pfizer, Inc.                                     7,000                214,200
                                                                    -----------
                                                                      2,322,957
                                                                    -----------
  INDUSTRIALS 7.8%
  Boeing Co.                                       1,600                 82,592
  General Dynamics Corp.                           1,200                122,520
  General Electric Co.                             7,100                238,418
  Honeywell Int'l., Inc.                           5,300                190,058
  Northrop Grumman Corp.                           4,000                213,320
  Rockwell Automation, Inc.                        2,500                 96,750
  Tyco Int'l. Ltd.                                 7,500                229,950
  Union Pacific Corp.                              2,000                117,200
  United Technologies Corp.                        1,600                149,408
  Waste Management, Inc.                           5,000                136,700
                                                                    -----------
                                                                      1,576,916
                                                                    -----------

  INFORMATION TECHNOLOGY 7.2%
* Accenture Ltd. Bermuda - Class A                 3,100                 83,855
  Analog Devices, Inc.                             1,600                 62,048
* Applied Materials, Inc.                          5,300                 87,397
  Electronic Data Systems                          3,700                 71,743
* EMC Corp.                                        7,700                 88,858
  First Data Corp.                                 4,300                187,050
  Int'l. Business Machines                         2,500                214,350
  Microsoft Corp.                                  8,400                232,260
  Motorola, Inc.                                   5,000                 90,200
  Nokia Corp. (ADR)                                8,000                109,760
* Oracle Corp.                                     5,700                 64,296
  Seagate Technologies, Inc.                       5,000                 67,600
  Texas Instruments                                5,000                106,400
                                                                    -----------
                                                                      1,465,817
                                                                    -----------
  MATERIALS 4.5%
  Alcan, Inc.                                      1,300                 62,140
  Dupont (EI) de Nemours                           5,000                214,000
  Freeport McMoran Copper & Gold                   4,800                194,400
  Int'l. Paper Co.                                 6,500                262,665
  Newmont Mining Corp.                             3,900                177,567
                                                                    -----------
                                                                        910,772
                                                                    -----------
  UTILITIES 0.5%
  Entergy Corp.                                    1,500                 90,915
                                                                    -----------

  TOTAL COMMON STOCKS
   (Cost $11,072,018)                                                12,286,127
                                                                    -----------

  TOTAL INVESTMENTS
   (Cost $18,015,593)**                                              19,284,790

  EXCESS OF OTHER ASSETS
   OVER LIABILITIES 4.7%                                                956,437
                                                                    -----------

  NET ASSETS                                                        $20,241,227
                                                                    ===========

  -----------------------------------------------------------------------------

      *     Non-income producing.

      ** Cost for federal income tax purposes is substantially similar. At September 30, 2004 net unrealized appreciation for federal income tax purposes aggregated $1,269,197 of which $1,469,128 related to appreciated securities and $199,931 related to depreciated securities.

      (ADR) - American Depository Receipt

  SENTINEL VARIABLE PRODUCTS TRUST BOND FUND
  INVESTMENT IN SECURITIES
  at September 30, 2004

  --------------------------------------------------------------------------------------------------------
                                                        Coupon   Maturity   PRINCIPAL AMOUNT      VALUE
                                                                               (M=$1,000)        (Note 1)
  --------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 78.9%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 27.2%
  Collateralized Mortgage Obligations:
   FHR 2521 PE                                           5.500   01/15/28        1,500 M       $ 1,547,535
   FHR 2691 LD                                           5.500   11/15/28        1,000 M         1,027,270
   FHR 2708 DE                                           5.500   11/15/28        1,000 M         1,023,490
   FHR 2807 VC                                           6.000   06/15/34        1,000 M         1,064,000
   FHR 2438 NB                                           6.500   04/15/32          500 M           530,620
                                                                                               -----------
                                                                                                 5,192,915
                                                                                               -----------
  Mortgage-Backed Securities:
  30-year:
   FHLMC A15113                                          6.000   10/01/33          924 M           960,629
                                                                                               -----------

  TOTAL FEDERAL HOME LOAN
   MORTGAGE CORPORATION                                                                          6,153,544
                                                                                               -----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION 46.8%
  Collateralized Mortgage Obligations:
   FNR 03-134 ME                                         4.500   06/25/33        1,086 M         1,086,654
   FNR 02-5 PJ                                           6.000   10/25/21        1,000 M         1,047,280
                                                                                               -----------
                                                                                                 2,133,934
                                                                                               -----------
  Mortgage-Backed Securities:
  15-Year:
   FNMA 771162                                           5.000   01/01/19          937 M           953,889
   FNMA 708628                                           5.500   06/01/18          827 M           856,616
                                                                                               -----------
                                                                                                 1,810,505
                                                                                               -----------
  30-year:
   FNMA 622539                                           5.000   09/01/31          432 M           429,474
   FNMA 707312                                           5.000   06/01/33          980 M           972,175
   FNMA 721255                                           5.500   07/01/33          971 M           986,295
   FNMA 576768                                           6.000   08/01/26        2,017 M         2,100,900
   FNMA 786605                                           6.000   08/01/34          499 M           517,121
   FNMA 645318                                           6.500   05/01/32        1,587 M         1,666,206
                                                                                               -----------
                                                                                                 6,672,171
                                                                                               -----------
  TOTAL FEDERAL NATIONAL
   MORTGAGE ASSOCIATION                                                                         10,616,610
                                                                                               -----------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 4.9%
  Collateralized Mortgage Obligations:
  Mortgage-Backed Securities:
  30-year:
   GNMA 544637                                           6.000   02/15/34        1,067 M         1,107,803
                                                                                               -----------

  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $17,727,028)                                                                           17,877,957
                                                                                               -----------

  BONDS 18.8%
  AUTOMOTIVE 3.5%
  Daimler Chrysler                                       7.3%,   01/15/12          250 M           284,376
  Ford Motor Co.                                         7.45%,  07/16/31          250 M           245,937
  General Motors                                         8.375%, 07/15/33          250 M           266,250
                                                                                               -----------
                                                                                                   796,563
                                                                                               -----------
  CONSUMER PRODUCTS & Services 2.3%
  Kraft Foods, Inc.                                      5.25%,  10/01/13          250 M           255,000
  Kroger Co.                                             6.75%,  04/15/12          250 M           280,000
                                                                                               -----------
                                                                                                   535,000
                                                                                               -----------
  ENERGY 1.2%
  Duke Energy Corp.                                      5.625%, 01/13/12          250 M           262,500
                                                                                               -----------

  FINANCIAL INSTITUTIONS 9.3%
  Allstate Corp.                                         5%,     08/15/14          250 M           250,313
  Boeing Capital Corp.                                   6.5%,   02/15/12          250 M           280,312
  Duke Realty LP                                         5.4%,   08/15/14          250 M           255,625
  ERP Operating Ltd. Partnership                         5.25%,  09/15/14          500 M           504,375
  Fleet Nat'l.                                           5.75%,  01/15/09          250 M           268,750
  Genworth Financial, Inc.                               6.5%,   06/15/34          500 M           540,625
                                                                                               -----------
                                                                                                 2,100,000
                                                                                               -----------

  TELECOMMUNICATIONS 2.5%
  AT & T Wireless                                        8.125%, 05/01/12          250 M           302,500
  Comcast Corp.                                          5.5%,   03/15/11          250 M           260,937
                                                                                               -----------
                                                                                                   563,437
                                                                                               -----------
  TOTAL BONDS
    (Cost $4,097,908)                                                                            4,257,500
                                                                                               -----------

  CORPORATE SHORT-TERM NOTES 12.3%
  Merrill Lynch
  1.7%, 10/14/04                                                                  1900 M         1,898,834
  Prudential Funding Corp
  1.68%, 10/01/04                                                                  900 M           900,000
                                                                                               -----------
  TOTAL CORPORATE SHORT-TERM NOTES
    (Cost $2,798,834)*                                                                           2,798,834
                                                                                               -----------

  TOTAL INVESTMENTS
    (Cost $24,623,770)                                                                          24,934,291

  EXCESS OF LIABILITIES
    OVER OTHER ASSETS (10.0%)                                                                   (2,271,569)
                                                                                               -----------
  NET ASSETS                                                                                   $22,662,722
                                                                                               ===========
----------------------------------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT SEPTEMBER 30, 2004 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $310,521 OF WHICH $343,296 RELATED TO APPRECIATED SECURITIES AND $32,775 RELATED TO DEPRECIATED SECURITIES.

  SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND
  INVESTMENT IN SECURITIES
  AT SEPTEMBER  30, 2004

  --------------------------------------------------------------------------------------------------------
                                                        Coupon   Maturity   Principal Amount      Value
                                                                               (M=$1,000)        (Note 1)
  --------------------------------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 75.3%
  Anheuser Busch                                         1.68%,  11/08/04        1,200M        $ 1,197,872
  American General Finance Corp.                         1.75%,  10/08/04        1,000M            999,660
  Bellsouth Telephone                                    1.72%,  10/20/04        1,300M          1,298,820
  BMW U.S. Capital                                       1.72%,  10/27/04        1,250M          1,248,447
  Caterpillar Financial                                  1.65%,  10/07/04        1,000M            999,725
  Chevron Oil Finance                                    1.72%,  10/05/04        1,155M          1,154,779
  CitiGroup Global                                       1.78%,  11/02/04        1,250M          1,248,022
  Coca Cola                                              1.54%,  10/04/04        1,100M          1,099,859
  Nestle Capital Corp.                                   1.71%,  10/21/04        1,205M          1,203,855
  New Jersey Natural Gas                                 1.76%,  10/12/04        1,200M          1,199,355
  Northern Trust Corp.                                   1.68%,  10/29/04        1,050M          1,048,628
  Pfizer, Inc.                                           1.56%,  10/18/04        1,250M          1,249,079
  Prudential Funding Corp.                               1.76%,  10/28/04        1,280M          1,278,310
  Proctor & Gamble                                       1.71%,  10/27/04        1,200M          1,198,518
  RWE                                                    1.78%,  11/15/04        1,000M            997,775
  Toyota Motor Credit Corp.                              1.73%,  10/26/04          220M            219,736
  Toyota Motor Credit Corp.                              1.76%,  10/26/04          325M            324,603
  UBS Finance                                            1.76%,  10/28/04        1,220M          1,218,815
                                                                                               -----------
  TOTAL CORPORATE SHORT-TERM NOTES
    (Amortized Cost $19,185,858)                                                                19,185,858
                                                                                               -----------

  U.S. GOVERNMENT AGENCY OBLIGATIONS 21.4%
  Federal Home Loan Bank Discount Notes:
                                                         1.58%,  10/01/04        1,570M          1,570,000
                                                         1.74%,  10/15/04        1,255M          1,254,151
                                                                                               -----------
                                                                                                 2,824,151
                                                                                               -----------
  Federal Mortgage Corp. Discount Notes:
                                                         1.73%,  10/25/04        1,205M          1,203,610
                                                         1.67%,  10/26/04          195M            194,774
                                                         1.69%,  10/26/04          145M            144,830
                                                                                               -----------
                                                                                                 1,543,214
                                                                                               -----------
  Federal National Mortgage Association Discount Note    1.56%,  10/06/04        1,090M          1,089,764
                                                                                               -----------

  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Amortized Cost $5,457,129)                                                                  5,457,129
                                                                                               -----------

  ------------------------------------------------------------------------------
                                                  Shares                Value
                                                                       (Note 1)
  ------------------------------------------------------------------------------
  U.S. TREASURY INSTITUTIONAL FUNDS 3.2%
  Blackrock Provident Institutional Fund
    (Amortized Cost $804,000)                    804,000                 804,000
                                                                     -----------

  TOTAL INVESTMENTS
    (Amortized Cost $25,446,987)*                                     25,446,987

  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.1%                             8,767
                                                                     -----------

  NET ASSETS                                                         $25,455,754
                                                                     ===========

* Also cost for federal income tax purposes.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to Sentinel Administrative Service Company subject to its review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust

      By                         /s/ JOHN M. GRAB, JR.
                                 ---------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer
      Date  11/24/04
           -------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By                         /s/ THOMAS H. MACLEAY
                                 ---------------------
                                 Thomas H. Macleay
                                 Chairman and Chief Executive Officer

      Date  11/24/04
           -------------

      By                         /s/ JOHN M. GRAB, JR.
                                 ---------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer

      Date  11/24/04
           -------------